Note 24 - Supplemental Disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of changes in working capital [text block]
	2021	2020
(Increase) decrease in amounts receivable	$(6,520)	$46,437
(Increase) in inventory	(21,399)	(10,675)
(Increase) in prepaid expenses	(1,402)	(212)
Increase in trade creditors and accruals	15,058	12,777
Increase (decrease) in other taxes payable	1,492	(25,739)
Changes in working capital	$(12,771)	$22,588

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	As at	Changes from	Lease	Impact of	Amount derecognized due to loss of	As at
	December	financing	obligation	foreign	control of the	December
	31, 2020	cash flows	additions	exchange	Kumtor Mine	31, 2021
Lease obligations(1)	$18,915	$(6,476)	$9,867	$455	$(2,564)	$20,197
Total liabilities from financing activities	$18,915	$(6,476)	$9,867	$455	$(2,564)	$20,197
	As at December 31, 2019	Changes from financing cash flows	Lease obligation additions	Impact of foreign exchange	Amortization of deferred financing costs	Other	As at December 31, 2020
Lease obligations	$22,639	$(6,037)	$1,196	$915	$—	$202	$18,915
Debt	70,007	(77,472)	—	—	7,465	—	—
Total liabilities from financing activities	$92,646	$(83,509)	$1,196	$915	$7,465	$202	$18,915